Consolidated Statement of Changes in Net Assets - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2023
Investment Company, Net Assets [Roll Forward]
Beginning balance		$ 50,000
Issuance of common shares (Class I)		650,273,000
Net investment income		16,955,000
Net realized gain (loss) on investment transactions	$ (93,444)	1,596,000	$ 1,596,000
Net change in unrealized appreciation (depreciation) on investment transactions	(173,321)	(587,000)	(587,000)
Net realized gain (loss) on extinguishment of debt		$ (1,541,000)	$ (1,541,000)
Shares issued in connection with dividend reinvestment plan (Class I) (in shares)		120,582.922
Shares issued in connection with dividend reinvestment plan (Class I)		$ 3,018,000
Distributions from distributable earnings (losses) (Class I)		(10,938,000)
Distributions declared and payable (Class I)		(5,488,000)
Total increase (decrease) common shares, outstanding value	442,267,752	$ 653,288,000
Ending balance (in shares)		26,133,510.522	26,133,510.522
Ending balance	$ 50,000	$ 653,338,000	$ 653,338,000
Common Shares
Investment Company, Net Assets [Roll Forward]
Beginning balance (in shares)		2,000.000
Issuance of common shares (Class I) (in shares)		26,010,927.600
Issuance of common shares (Class I)		$ 260,000
Shares issued in connection with dividend reinvestment plan (Class I) (in shares)		120,582.922
Shares issued in connection with dividend reinvestment plan (Class I)		$ 1,000
Total increase (decrease) common shares, outstanding (in shares)		26,131,510.522
Total increase (decrease) common shares, outstanding value		$ 261,000
Ending balance (in shares)	2,000.000	26,133,510.522	26,133,510.522
Ending balance		$ 261,000	$ 261,000
Paid in Capital in Excess of Par
Investment Company, Net Assets [Roll Forward]
Beginning balance		50,000
Issuance of common shares (Class I)		650,013,000
Shares issued in connection with dividend reinvestment plan (Class I)		3,017,000
Tax reclassification of shareholders equity in accordance with generally accepted accounting principles		(291,000)
Total increase (decrease) common shares, outstanding value		652,739,000
Ending balance	$ 50,000	652,789,000	652,789,000
Distributable Earnings (Losses)
Investment Company, Net Assets [Roll Forward]
Net investment income		16,955,000
Net realized gain (loss) on investment transactions		1,596,000
Net change in unrealized appreciation (depreciation) on investment transactions		(587,000)
Net realized gain (loss) on extinguishment of debt		(1,541,000)
Distributions from distributable earnings (losses) (Class I)		(10,938,000)
Distributions declared and payable (Class I)		(5,488,000)
Tax reclassification of shareholders equity in accordance with generally accepted accounting principles		291,000
Total increase (decrease) common shares, outstanding value		288,000
Ending balance		$ 288,000	$ 288,000